Loan and Security Agreement - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 10, 2021	Dec. 31, 2021	Dec. 22, 2021	May 13, 2021	Dec. 31, 2020	Dec. 23, 2020	Dec. 31, 2016
Shares Issued And Outstanding [Line Items]
Loan and security agreement, maximum amount	$ 100,000					$ 35,000
Term loan facility, initial facility charge		$ 1,000
Term loan facility, end of term charge upon repayment of the loan		3,250
Long-term borrowings, excluding current installments		97,297			$ 0
Current installments of long-term borrowings		$ 2,827
Common Stock [Member]
Shares Issued And Outstanding [Line Items]
Class of warrant or right number of securities called by warrants or rights					121,689	121,689	463,710
Exercise price of warrants or rights			$ 11.50		$ 1.28	$ 1.28	$ 0.09
Term Loan Facility [Member]
Shares Issued And Outstanding [Line Items]
Loan agreement maturity date	Jun. 01, 2024
Description of outstanding principal of term loan facility		The outstanding principal bears (i) cash interest at the greater of (a) 8.15% or (b) 8.15% plus the prime rate minus 3.25% and (ii) payment-in-kind interest of 1.25% which is accrued and added to the outstanding principal balance.
Long-term borrowings, excluding current installments		$ 100,124
Repayment of term loan advance	$ 15,000	$ 15,000
Term Loan Advances Aggregate Amount				$ 15,000